INVESTMENT IN NON-CONSOLIDATED AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Schedule of cost method investments in non-consolidated affiliates
	December 31,
	2014	2015
Cost method investments:
2014 Affiliate Company	9,000,000	9,000,000
2014 Second Affiliate Company	6,000,000	6,000,000
2014 Third Affiliate Company	-	2,423,934
2015 Affiliate Company	-	15,000,000
Total carrying value	15,000,000	32,423,934

Schedule of Investment in Equity Affiliate
	December 31,
	2014	2015
Equity method investments:
2012 Affiliate Company	75,552,753	66,184,775
2013 Affiliate Company	788,932	-
2014 Third Affiliate Company	5,600,000	-
Total carrying value	81,941,685	66,184,775

2012 Affiliate Company [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Investment in Equity Affiliate
	December 31,
	2014	2015
Balance at the beginning of the year	-	75,552,753
Investment in non-consolidated affiliate	76,663,200	-
Disposal of investment in non-consolidated affiliate	-	(3,735,545)
Share of net loss in non-consolidated affiliate	(1,110,447)	(5,632,433)
Carrying value at the end of the year	75,552,753	66,184,775

2013 Affiliate Company [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Investment in Equity Affiliate
	December 31,	December 31,
	2014	2015
Balance at the beginning of the year	4,500,000	788,932
Share of net loss in non-consolidated affiliate	(297,922)	(329,679)
Impairment of investment in non-consolidated affiliate	(3,413,146)	(459,253)
Carrying value at the end of the year	788,932	-

2014 Third Affiliate Company [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Investment in Equity Affiliate
	December 31,
	2014	2015
Balance at the beginning of the year	-	5,600,000
Investment in non-consolidated affiliate	5,600,000	-
Share of net loss in non-consolidated affiliate	-	(752,132)
Disposal of investment in non-consolidated affiliate	-	(2,423,934)
Carrying value at the end of the year	5,600,000	2,423,934